Flight Equipment Held for Operating Leases	6 Months Ended
Jun. 30, 2014
Flight Equipment Held for Operating Leases
Flight Equipment Held for Operating Leases

9. Flight Equipment Held for Operating Leases

        As of June 30, 2014, 892 out of our 902 owned aircraft were on lease to 163 customers in 72 countries. At June 30, 2014, our operating lease portfolio included ten aircraft not subject to a signed lease agreement or a signed letter of intent. As of August 7, 2014, two of these ten aircraft were re-leased, two were sold, and the remaining six aircraft may be parted-out or sold. None of these ten off lease aircraft met the criteria for being classified as held for sale.

        Movements in flight equipment held for operating leases during the periods presented were as follows:

	Successor	Predecessor
	Period beginning February 5, 2014, and ending June 30, 2014	Period beginning January 1, 2014, and ending May 13, 2014		Year Ended December 31, 2013
	(Dollars in thousands)	(Dollars in thousands)
Net book value at beginning of period	$32,106,000	$32,453,037		$34,468,309
Acquisition accounting adjustments	(8,116,357)	—		—
Additions	292,958	596,939		2,094,171
Depreciation	(187,935)	(666,134)		(1,850,303)
Impairment	(287)	(28,630	)(a)	(1,378,434	)(a)
Disposals	(29,674)	(132,936)		(287,932)
Aircraft reclassified to Net investment in finance and sales-type leases/Inventory	(27,470)	(116,276)		(592,774)

Net book value at end of period	$24,037,235	$32,106,000		$32,453,037

Accumulated depreciation at June 30, 2014, May 13, 2014, December 31, 2013, respectively	$187,509	$14,692,388		$14,121,522
(a)
Excludes impairments of $20,617 and $22,966 recorded on certain lease related assets for the periods ended May 13, 2014 and December 31, 2013, respectively.